CURRENT ASSETS (Schedule of Trade Receivables Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of financial assets [line items]
Open accounts | ₪	[1]		₪ 121,088		₪ 83,224
Credit cards | ₪			64		5
Checks receivables | ₪			15,087		17,158
Less - loan loss provision | ₪			(3,200)		(2,370)	₪ (2,381)
Total Trade receivables | ₪			₪ 133,039		₪ 98,017
US Dollars [Member]
Disclosure of financial assets [line items]
Open accounts | $	[1]	$ 35,037
Credit cards | $		19
Checks receivables | $		4,365
Less - loan loss provision | $		(926)		$ (686)
Total Trade receivables | $	[2]	$ 38,495

[1]	Less provision for returns in the sum of NIS 3,394 (as of December 31, 2018 - NIS 2,273).
[2]	Convenience Translation into US Dollars.